Risk management - Expected losses based on prospective information Spain Customers (Details) - SPAIN	12 Months Ended
Dec. 31, 2018 item
Disclosure of credit risk exposure [line items]
Number of prospective macroeconomic scenarios	3
Evolution projection period (in years)	5 years
Minimum period of irregular positions to consider significant increase in risk	30 days
Pessimistic scenario
Disclosure of credit risk exposure [line items]
Interest rate (as a percent)	0.30%
Unemployment rate (as a percent)	15.30%
Housing price change (as a percent)	0.50%
GDP growth (as a percent)	1.10%
Percentage of weightings associated with the macroeconomic scenarios	30.00%
Base scenario
Disclosure of credit risk exposure [line items]
Interest rate (as a percent)	0.70%
Unemployment rate (as a percent)	12.30%
Housing price change (as a percent)	2.20%
GDP growth (as a percent)	1.80%
Percentage of weightings associated with the macroeconomic scenarios	40.00%
Optimistic scenario
Disclosure of credit risk exposure [line items]
Interest rate (as a percent)	1.20%
Unemployment rate (as a percent)	10.80%
Housing price change (as a percent)	3.80%
GDP growth (as a percent)	2.60%
Percentage of weightings associated with the macroeconomic scenarios	30.00%